OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 29,601	$ 26,990
Accumulated amortization	26,665	24,748
Amortized cost	2,936	2,242
Patents [Member]
Cost	639	639
Accumulated amortization	639	639
Developed technology [Member]
Cost	4,890	4,890
Accumulated amortization	4,890	4,890
Customer related intangible [Member]
Cost	18,723	16,947
Accumulated amortization	16,873	15,514
Backlog [Member]
Cost	205
Accumulated amortization	17
Reacquired rights [Member]
Cost	210
Accumulated amortization	111
Non-compete Agreements [Member]
Cost	251
Accumulated amortization	22
Brand name [Member]
Cost	4,683	4,514
Accumulated amortization	$ 4,114	$ 3,705